Costs of revenues - Schedule of cost of revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs of revenues
Total	$ 200,054	$ 118,603	$ 92,637
Bandwidth costs
Costs of revenues
Total	104,580	80,720	62,384
Revenue-sharing from live streaming business
Costs of revenues
Total	78,636	26,506	15,640
Payment handling charges
Costs of revenues
Total	6,500	3,066	1,459
Cost of inventories sold
Costs of revenues
Total	2,228	1,516	1,660
Depreciation of servers and other equipment
Costs of revenues
Total	1,363	4,805	6,247
Other costs
Costs of revenues
Total	$ 6,747	$ 1,990	$ 5,247